Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other comprehensive income (loss)
15.	Other comprehensive income (loss)

Tax effects related to other comprehensive income (loss) are as follows:

	2018	2017	2016
	(Thousands of yen)
Exchange differences arising on translation of foreign operations
Incurred during the year before tax	(18,906)	617	3,713
Tax effects	—	—	—

Total exchange differences arising on translation of foreign operations	(18,906)	617	3,713

Fair value gain (loss) on available-for-sale investments
Incurred during the year before tax	(3,912)	4,327	(2,814)
Tax effects	1,198	(1,325)	864

Total fair value gain (loss) on available-for-sale investments	(2,714)	3,002	(1,950)